Non-controlling interests - Schedule Of Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Noncontrolling Interest [Line Items]
Beginning balance		¥ (51,022)
Net loss attributable to non-controlling interests	$ (4,367)	(30,399)	¥ 4,685	¥ (57,222)
Acquisition of additional equity interests in subsidiaries		(26,897)	(18,699)	(26,431)
Dilution in non-controlling interests due to the Group's contribution to its subsidiary	(14,059)	(97,875)
Capital contribution from non-controlling interests shareholders		107,950	1,000
Non-controlling interests arising from the acquisition of Shan Shan Outlet		314,537
Ending balance	$ 60,694	422,541	(51,022)
Non-controlling interests
Noncontrolling Interest [Line Items]
Beginning balance		(51,022)	(43,943)	49,624
Net loss attributable to non-controlling interests		(30,399)	4,685	(57,222)
Acquisition of additional equity interests in subsidiaries		(16,400)	(12,764)	(36,345)
Dilution in non-controlling interests due to the Group's contribution to its subsidiary		97,875
Capital contribution from non-controlling interests shareholders		107,950	1,000
Non-controlling interests arising from the acquisition of Shan Shan Outlet		314,537
Ending balance		¥ 422,541	¥ (51,022)	¥ (43,943)